Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)		6 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
REVENUE		$ 18,467,186	$ 24,202,340
COST OF REVENUE AND RELATED TAX		12,339,044	10,445,906
GROSS PROFIT		6,128,142	13,756,434
OPERATING EXPENSES
Selling expenses		2,330,508	9,079,771
General and administrative expenses		1,380,053	1,830,923
Research and development expenses		2,268,335	144,461
Total operating expenses		5,978,896	11,055,155
INCOME (LOSS) FROM OPERATIONS		149,246	2,701,279
OTHER INCOME (EXPENSES)
Interest expense, net		(74,569)	(88,389)
Other income, net		17,323	634
Short-term investment income		166,931	696,430
Total other income, net		109,685	608,675
INCOME (LOSS) BEFORE INCOME TAX PROVISION		258,931	3,309,954
PROVISION FOR INCOME TAXES		974,358	1,578,219
NET INCOME (LOSS)		(715,427)	1,731,735
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment		1,399,775	492,194
COMPREHENSIVE INCOME		$ 684,348	$ 2,223,929
Earnings per common share - basic (in Dollars per share)		$ (0.2)	$ 0.48
Weighted average shares - basic (in Shares)	[1]	3,625,000	3,625,000

[1]	Retrospectively restated for effect of 6-for-1 share consolidation.